Cost Method Investment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cost Method Investment [Abstract]
Schedule of Cost Method Investment	Cost method investment consists of the following:
	As of March 31, 2025	As of December 31, 2024
10% Investment of Iluminar	$1,000,000	$1,000,000
Total	$1,000,000	$1,000,000
Cost method investment consists of the following:
	As of December 31, 2024	As of December 31, 2023
10% Investment of Iluminar	$1,000,000	$1,000,000
Total	$1,000,000	$1,000,000